Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
As a global leader in telemedicine technologies and services, cyber security is a top priority in all our business activities. Our solutions are designed to protect patient data from unauthorized access, use, or disclosure. We have appointed an external dedicated Chief Information Security Officer reporting to our Chief Information Officer. We also developed and implemented policies, procedures and infrastructures that support our data security for sensitive information, disaster recovery and business continuity for different systems and system durability. Our information security policy is based on the standards and regulations in the healthcare industry (ISO 27001, ISO 27799, and HIPAA compliance).

We follow and implement the Israel Cyber Defense Doctrine 2.0 (ICDM 2.0), a methodology for managing cyber risks in organizations. In accordance with these guidelines, we have adopted several ISO standards, including the above-mentioned ISO 27001 and ISO 27799, to provide a foundation for our cybersecurity governance and risk management strategy. We also have a comprehensive privacy policy that addresses the protection of personal data that includes general guidelines for data protection, a policy for customers regarding personal data collection, retention and sharing information with third parties, and an approval form for usage of medical devices using or transmitting customer data.

In 2023, we conducted a comprehensive risk assessment to identify the cybersecurity risks that are most relevant to our organization. All risks are managed in the cybersecurity workplan for 2024. In general, we use a variety of tools and techniques to identify, assess, and analyze our cybersecurity risks on a constant basis. These tools and techniques include technical assessments, formal risk assessments, and threat modeling. We have also a comprehensive cybersecurity strategy and action plan in place that fully addresses the risks identified in our risk assessment. This plan is regularly reviewed and updated to ensure tit remains effective.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We also developed and implemented policies, procedures and infrastructures that support our data security for sensitive information, disaster recovery and business continuity for different systems and system durability. Our information security policy is based on the standards and regulations in the healthcare industry (ISO 27001, ISO 27799, and HIPAA compliance).
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	No cyber incidents and/or data breaches occurred in 2024 and 2023.
Cybersecurity Risk Role of Management [Text Block]
Finally, we have implemented a continuous monitoring and review program to ensure that our cybersecurity program is effective and up to date, managed by our Chief Information Security Officer and his team. This program includes regular penetration tests, vulnerability assessments and incident response drills, weekly reporting to the CIO and annual reporting to the CEO. No cyber incidents and/or data breaches occurred in 2024 and 2023.

Although not mandatory under the provisions of the Israeli Companies Law, our Board established the Cyber Committee as of February 10, 2020. The task of the Cyber Committee is to recommend to the Board actions and measures to be taken in connection with the Company’s information technology, including, among other things, developing, maintaining and promoting the security of the Company’s systems, networks and data, as well as supervising and monitoring the implementations of all such actions and measures.  The Cyber Committee meets from time to time when necessary.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Finally, we have implemented a continuous monitoring and review program to ensure that our cybersecurity program is effective and up to date, managed by our Chief Information Security Officer and his team.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	This program includes regular penetration tests, vulnerability assessments and incident response drills, weekly reporting to the CIO and annual reporting to the CEO.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true